Stock Option and Restricted Stock Plans (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock compensation expense:
Total (in dollars)	$ 5,677	$ 3,725	$ 2,236
Included in general and administrative
Stock compensation expense:
Total (in dollars)	3,538	1,996	763
Included in cost of services
Stock compensation expense:
Total (in dollars)	$ 2,139	$ 1,729	$ 1,473